Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Payment Award, Equity Instruments Other than Options, Valuation Assumptions
The following table presents the ranges of the significant assumptions used to develop the grant date fair value of these equity-based awards:

Range for the Year Ended December 31,
Valuation methodology	Significant assumptions	2018	2017
Income approach	Discount rate	9.90% - 10.80%	9.80% - 11.10%
Market approach	Income multiples	12.00 - 20.00	11.00 - 14.00
	Revenue multiples	2.25 - 4.00	2.25 - 4.25
	Growth rate	2.50% - 2.75%	2.50% - 2.75%
The following table presents the ranges of the significant assumptions used to develop the fair value estimate of this modification:

Valuation methodology	Significant assumptions	Range for October 1, 2018
Monte Carlo simulation	Risk-free interest rate	2.98%
	Expected volatility	30%
	Expected term of the awards granted during the period (years)	5
Income approach	Discount rate	9.90% - 10.80%
Market approach	Income multiples	12.00 - 20.00
	Revenue multiples	2.25 - 4.00
	Growth rate	2.50% - 2.75%

Schedule of Expense Related to Awards
The following table presents the expense related to awards that were recorded in Professional fees and components of Equity-based compensation included on the Consolidated Statements of Operations:

	Year Ended December 31,
	2021	2020	2019
Professional fees
PWP Incentive Plan Awards	$703	$—	$—
Total Professional fees	$703	$—	$—

Equity-based compensation
PWP Incentive Plan Awards	$44,891	$—	$—
Legacy Awards (1)	19,105	24,815	193,299
Professional Partners Awards (1)	32,334	—	—
Total Equity-based compensation	$96,330	$24,815	$193,299

Income tax benefit of equity-based awards	$4,901	$—	$—
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(1)The vesting of these awards does not dilute Perella Weinberg Partners shareholders relative to Professional Partners. As such the related equity-based compensation expense is fully attributed to non-controlling interests.
Transaction Pool PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Performance Based Restricted Stock Units
The following table summarizes activity related to unvested Transaction Pool PSUs for the year ended December 31, 2021:

	Transaction Pool PSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	$—
Granted (1)	3,208,126	12.74
Vested	—	—
Forfeited	—	—
Balance at December 31, 2021	3,208,126	$12.74
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(1)Includes dividend equivalents that have been awarded in the form of additional Transaction Pool PSUs that were granted from the General Share Reserve.

Assumptions Used in Applying Pricing Model	The Company estimated the fair value of the Transaction Pool PSUs on the grant date using a Monte-Carlo simulation valuation model with the following assumptions:

Assumptions
Risk-free interest rate	0.93%
Dividend yield	2.00%
Volatility factor	32.90%

Transaction Pool RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Units
The following table summarizes activity related to unvested Transaction Pool RSUs for the year ended December 31, 2021:

	Transaction Pool RSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	$—
Granted (1)	6,990,474	13.97
Vested	(1,441,375)	13.97
Forfeited	(98,495)	13.97
Balance at December 31, 2021	5,450,604	$13.97
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(1)Includes dividend equivalents that have been awarded in the form of additional Transaction Pool RSUs that were granted from the General Share Reserve.

Management PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions Used in Applying Pricing Model	The Company estimated the fair value of the Management PSUs on the grant date using a Monte-Carlo simulation valuation model with the following assumptions:

Assumptions
Risk-free interest rate	0.77%
Dividend yield	2.00%
Volatility factor	32.41%

Summary of Restricted Stock Units
The following table summarizes activity related to unvested Management PSUs for the year ended December 31, 2021:

	Management PSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	$—
Granted	9,500,000	8.86
Vested	—	—
Forfeited	—	—
Balance at December 31, 2021	9,500,000	$8.86

General RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Units
The following table summarizes activity related to unvested General RSUs for the year ended December 31, 2021:

	General RSUs	Weighted Average Grant Date Fair Value Per Share
Balance at January 1, 2021	—	$—
Granted	906,836	13.76
Vested	(319)	13.97
Forfeited	—	—
Balance at December 31, 2021	906,517	$13.76